CONTRACT LIABILITIES (Tables)	6 Months Ended
Aug. 31, 2025
Contract Liabilities
SCHEDULE OF CONTRACT LIABILITIES

Contract liabilities consist of the following:

	As of
	August 31, 2025	February 28, 2025
	$	$
Balance at beginning of the period	403,661	12,376
Additions	1,256,506	677,868
Recognized to revenue during the period	(937,354)	(286,583)
Balance at end of the period	722,813	403,661